Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Rent expense	$ 15,009	$ 18,143
Percentage of future New York state manufactured sales	1.50%
Percentage of future non New York state manufactured sales	5.00%
Operating leases, description	The Company leases office facilities located in Woburn, MA under a lease agreement that expires December 30, 2016. The Company leased additional office facilities at a second location in Albany, NY under a lease agreement that was canceled effective October 31, 2015.
Lease agreement expiration date	Dec. 31, 2016
Term of amount paid to contractor	15 years
Contract related expenses	$ 1,251,885